Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairment losses		$ 0		$ 100,000	$ 0
Foreign currency translation adjustment		(12,623,000)		130,000	$ 12,341,000
Income tax, accrued interest or penalties		0		$ 0
Operating lease right-of-use assets		6,014,000
Operating lease liabilities		$ 14,745,000
Forecast
Summary Of Significant Accounting Policies [Line Items]
Cash rebate percentage on research and development	15.00%
U.K
Summary Of Significant Accounting Policies [Line Items]
Incremental percentage on taxable profit		50.00%	50.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Cash rebate percentage on research and development		10.53%	10.53%
Maximum | U.K
Summary Of Significant Accounting Policies [Line Items]
Offset amount against future taxable profits | £			£ 5,000,000.0
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets		$ 61,900,000
Operating lease liabilities		$ 64,700,000
Change in accounting principle, accounting standards update, adopted [true false]		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]		true
Other Non-current Assets
Summary Of Significant Accounting Policies [Line Items]
Deferred financing costs		$ 1,200,000